UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-169879
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 11	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 205	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account - 4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
January 13, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)
□	on [date] pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated January 13, 2015
to the following prospectus(es):
Nationwide Future Executive VUL prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
On January 13, 2015, or the date of state approval (whichever is later), policy owners will have the option of applying for a Long Term Care Rider.
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the expenses associated with Qualified Long-Term Care Services, which include, but are not limited to, long-term care facility stay(s), home health care services, and adult day care services. Benefit payments represent an advance of a portion of the Base Policy Specified Amount (Total Specified Amount if the Supplemental Insurance Rider is elected and In Force) which will ultimately reduce the Cash Surrender Value and Death Benefit. A monthly Long-Term Care Rider charge is deducted from the Cash Value if this Rider is elected.
As a result, the following changes have been made to the prospectus:
1. The second bullet point in the Coverage Flexibility subsection of the In Summary: Policy Benefits section is replaced with the following:
•	increase or decrease the Base Policy Specified Amount and/or the specified amount associated with elected Riders, if applicable;
2. The following bullet point is added to the Riders subsection of the In Summary: Policy Benefits section:
•	Long-Term Care Rider
3. The second sentence in footnote 3 to the Periodic Charges table in the In Summary: Fee Tables section is deleted and the following sentence is added to the end of the footnote:
Different and separate charges will be applied for any Rider Specified Amount under the Supplemental Insurance Rider and/or any Long-Term Care Specified Amount under the Long-Term Care Rider, see the Rider Charges table.
4. The following is added to the end of the Rider Charges table in the In Summary: Fee Tables section:
Rider Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Long-Term Care Rider Charge3†	Monthly
Maximum:		$1.946 per $1,000 of Long Term Care Specified Amount
Minimum:		$0.029 per $1,000 of Long Term Care Specified Amount
Representative: an Attained Age 40 male non-tobacco, and issued on a regular issue basis		$0.062 per $1,000 of Long Term Care Specified Amount
[3]	The maximum Long-Term Care Rider Charge assumes: the Insured is a female; Issue Age 80; standard non-tobacco; and issued on a simplified issue basis. The minimum charge assumes: the Insured is a male; Issue Age 21; standard tobacco; and issued on a regular issue basis.
5. The fourth bullet point in the Policy Owner Rights subsection of the Policy Owner and Beneficiaries subsection of The Policy section is replaced with the following:
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount and/or the specified amount associated with elected Riders, if applicable.
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6. The following is added to the end of the Increases subsection of the Changing the Amount of Insurance Coverage subsection of The Policy section:
Increases in the Base Policy Specified Amount will result in a corresponding increase in the Long-Term Care Specified Amount only if the increase causes the Long-Term Care Specified Amount to fall below 10% of the Total Specified Amount.
7. The following is added to the end of the Decreases subsection of the Changing the Amount of Insurance Coverage subsection of The Policy section:
Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount would be less than the Long-Term Care Specified Amount after the decrease.
8. The third paragraph of the Eligibility subsection of the Overloan Lapse Protection Rider subsection of the Policy Riders and Rider Charges section is replaced with the following:
Note: The Long-Term Care Rider and the Change of Insured Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
9. The following subsection, entitled Long-Term Care Rider, is added to end of the Policy Riders and Rider Charges section:
Long-Term Care Rider
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the expenses associated with Qualified Long-Term Care Services, which include, but are not limited to, long-term care facility stay(s), home health care services, and adult day care services. Benefit payments represent an advance of a portion of the Base Policy Specified Amount (Total Specified Amount if the Supplemental Insurance Rider is elected and In Force) which will ultimately reduce the Cash Surrender Value and Death Benefit. In addition, if the remaining Death Benefit is less than 10% of the initial Total Specified Amount when the Insured dies and the policy is In Force, a residual Death Benefit of 10% of the initial Total Specified Amount minus any Indebtedness and partial surrenders will be paid. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
1. 2% of Long-Term Care Specified Amount in effect;
2. Two times the per diem amount allowed by the Health Insurance Portability and Accountability Act times thirty (30); or
3. 1/12 of the maximum lifetime benefit.
The maximum lifetime benefit under any combination of Qualified Long-Term Care Services is equal to the lesser of the Long-Term Care Specified Amount or the initial Total Specified Amount minus Indebtedness and partial surrenders.
A policy owner may request to receive a monthly benefit less than the maximum subject to a minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
The Long-Term Care Specified Amount, elected at issue, represents the maximum accumulation of long-term care benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount (Total Specified Amount if the Supplemental Insurance Rider is elected and In Force) and no more than the Total Specified Amount.
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum and minimum monthly and lifetime benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require new evidence of insurability.
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Underwriting and approval of the Long-Term Care Rider is separate and distinct from underwriting and approval of the policy and Supplemental Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Supplemental Insurance Rider or that an applicant could qualify for the policy and Supplemental Insurance Rider and still be declined for the Long-Term Care Rider.
There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded to the policy owner, see Right to Cancel (Examination Right). The Long-Term Care Rider is guaranteed renewable.
Invoking the Rider
To invoke this Rider, the Insured must be: (1) severely cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of Qualified Long-Term Care Services. These Qualified Long-Term Care Services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all prospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate when the maximum lifetime benefit under the Rider has been paid, the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the Rider is terminated by written request to the Service Center, or the policy is terminated.
Even if the Rider is terminated, benefits will still be payable if: (1) the Qualified Long-Term Care Services are received in a licensed facility; (2) eligibility for such benefits began while the Rider was in force; and (3) eligibility for such benefits continue without interruption after termination of the Rider. Unless the Rider is reinstated, such extension of benefits may be limited to the duration of the benefit period or to payment of the maximum lifetime Long-Term Care Rider benefit amount and may be subject to all other applicable provisions of the policy and Rider.
The Rider may be reinstated if the policy lapses while the Insured would otherwise meet the criteria set forth in the Eligibility for the Payment of Benefits provision if the Insured provides a written request within five (5) months from the date of termination, and certain other conditions are met, including payment sufficient to keep the policy and all attached riders In Force for a minimum of three (3) months.
Long-Term Care Rider Charge
A monthly Long-Term Care Rider charge is deducted if this Rider is elected. The Long-Term Care Rider charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Long-Term Care Specified Amount, a Long-Term Care Rider charge rate, and a factor based on the Long-Term Care Rider rate class multiple stated in the Policy Data Pages. The Long-Term Care Rider charge rate is based on Nationwide's expectations as to the Insured's potential need for long-term care over time and will vary by the Insured's sex (if not unisex classified), Issue Age, rate class, rate type, and Long-Term Care Rider effective date.
The Long-Term Care Rider charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Long-Term Care Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Note: Upon meeting the requirements for benefits under this Rider, the Long-Term Care Rider charge will be waived for the duration of the Rider benefit payment period; however, all other monthly deductions will continue to be charged. Additionally, loans or partial surrenders will not be permitted while receiving benefits under the Rider. If the policy's Cash Value minus Indebtedness is insufficient to cover all other monthly deductions while benefits are being received under the Rider, the policy will not lapse and monthly deductions will be waived while the Rider benefit is being paid. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Insured is no longer receiving benefits
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associated with the Long-Term Care Rider, additional Premium may be necessary to prevent the policy from Lapsing. As a protection against unintentional lapse, the Rider provides the right to designate at least one other person as an authorized representative who will receive the notice of lapse or termination of the policy for nonpayment of Premium, in addition to the policy owner.
Limitations
While receiving Rider benefits, the following are not permitted: loans, partial Surrenders, Specified Amount changes, changes in underwriting classification, rider additions, or changes in death benefit option. Upon receiving Rider benefits, a long-term care benefit payout account will be created and a monthly report will be provided to the policy owner.
The Rider does not cover any expense which results from suicide, felonies, alcoholism or drug addiction, or war. Nor does the Rider cover expenses which result from preexisting conditions that are not disclosed in the application if the need for services begins during the first six months after the Long Term Care Rider effective date.
Incontestability
Nationwide will not contest payment under the Rider if the Rider has been In Force for less than six months unless the Insured makes a misrepresentation that is material to the acceptance of the Insured for coverage. Nationwide will not contest payment under the Rider if the Rider has been In Force for at least six months, but less than two years, unless the Insured makes a misrepresentation that is both material to the acceptance of coverage and pertains to the condition for which benefits are sought. Nationwide will not contest payment under the Rider after the Rider has been In Force for two years unless the Insured knowingly and intentionally misrepresented relevant facts relating to their health. A separate contestability period will apply for any increase of the Long-Term Care Specified Amount that was subject to evidence of insurability.
Claims
Written notice of a claim must be given within thirty (30) days after the Insured begins receiving Qualified Long-Term Care Services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving Qualified Long-Term Care Services, must be given within ninety (90) days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the State of Issue. The policy owner must give immediate notice when the receipt of Qualified Long-Term Care Services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while the Insured is receiving Qualified Long-Term Care Services.
10. The following clause is added to the end of the second sentence of the first paragraph of the Reinstatement subsection of the Lapse section:
and any reinstatement requirements contained in the Riders.
11. The first sentence of the second paragraph of the Calculation of the Death Benefit subsection of The Death Benefit section is deleted.
12. The first sentence of the first paragraph of the Suicide subsection of The Death Benefit section is replaced with the following:
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, less any partial surrenders, and less the long-term care benefit payout account if the Long-Term Care Rider is elected.
13. The second paragraph of the Suicide subsection of the Death Benefit subsection of the The Policy section is replaced with the following:
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), Nationwide will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, less any partial surrenders, and less the long-term care benefit payout account if the Long-Term Care Rider is elected.
14. The following bullet point is added to the end of the first paragraph of the Extending Coverage Beyond the Maturity Date subsection of the Policy Maturity section:
•	If applicable, the Long-Term Care Rider will remain in effect.
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15. The following subsection, titled Long-Term Care Insurance, is added to the Taxes section following the Terminal Illness subsection:
Long-Term Care Insurance
A long-term care rider issued with a life policy or one that is subsequently added to the policy is intended to meet the requirements of a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code. Payments made under the Long-Term Care Rider will generally be excluded from income under the Code.
However, benefits paid under this Rider may be taxable. For instance, if a benefit amount is elected that is greater than that allowed by the IRS per diem limitation, the portion that exceeds the allowable amount will be taxable. If any changes are necessary for the Rider to conform to changes in the requirements of the Code, the policy owner will be given the right to accept or reject the changes. If the policy owner rejects the changes, the Rider may no longer be tax-qualified under the Code.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for Federal tax purposes. The Federal tax treatment of such distributions are governed by Section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
16. The following definitions are added to Appendix B: Definitions:
Long-Term Care Specified Amount – The maximum accumulation of benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. This amount is elected at the time the Rider is issued.
Qualified Long-Term Care Services – Services that meet the requirements of §7702(B)(c)(1) of the Internal Revenue Code of 1986, as amended. Such services are as follows: necessary diagnostic, preventive, therapeutic, curative, treatment, mitigation and rehabilitative services, and maintenance or personal care services which are required by a chronically ill individual. These services are provided pursuant to a plan of care prescribed by a licensed health care practitioner.
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Incorporation by Reference
The  prospectus supplements dated August 6, 2014, and September 26, 2014, and the prospectus and the Statement of Additional Information, except as modified by this supplement, that were effective May 1, 2014, previously filed with the Commission under SEC file No. 333-169879, are hereby incorporated by reference and made a part of this registration statement.

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 27, 1997, and hereby incorporated by reference.
(b)	Not Applicable
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.
(d)	Contracts - Form of Contract – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "contract.htm" and hereby incorporated by reference.
(1)	Long-Term Care Rider – Attached hereto.
(e)	Applications - Form of the Contract Application – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "application.htm" and hereby incorporated by reference.
(1)	Long-Term Care Rider Application – Attached hereto.
(f)	Depositor's Certificate of Incorporation and By-Laws.
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
(g)	Form of Reinsurance Contracts -
(1)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, with registration statement (333-43671, as Exhibit (g)(2) and hereby incorporated by reference.
(2)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.
(h)	Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(10)	Fund Participation Agreement with Neuberger Berman Advisors Management Trust / Lehman Brothers Advisors Management Trust (formerly, Neuberger Berman Advisors Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(12)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(15)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "americanfundsfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(17)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document "davisfpa.htm".
(18)	Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
(19)	Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document "leggmasonfpa.htm".
(20)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnfpa.htm".
(21)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
(22)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".
(23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(24)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm".
(25)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(26)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
(27)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
(28)Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document "lordabbettfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(29)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, February 5, 2008 under document "delawarefpa.htm"
(30)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011 under document "eatonvancefpa.htm"
(31)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998 under document "goldmansachs.htm"
(32)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009 under document "lazardfpa.htm"
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(33)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
(i)	Administrative Contracts – The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentasa99i2.htm".
(2)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(3)	Dealer Services Agreement with Federated Securities Corp., as amended October 26, 2006, as document "fedasa99i4a.htm".
(4)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(4)(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".
(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".
(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(7)	Amended and Restated Fund Participation Agreement with MFSÒ Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, see Article V for information related to administrative services, as document "mfsasa99i9.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, as document "nwasa99i10.htm".
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberasa99i13.htm".
(10)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 17, 2007, as document "oppenasa99i12.htm".
(11)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".

(12)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".
The following Administrative Agreements were previously filed on July 17, 2007 with pre-effective amendment number 3 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.
(13)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"
(13)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"
The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.
(14)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, under document "alliancebersteinasa.htm".
(15)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".
(16)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) as amended April 13, 2004, under document "blackrockasa.htm".
(17)	Administrative Services Agreement with Davis Distributors, LLC, dated August 7, 2007, under document "davisasa.htm".
(18)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".
(19)(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasa.htm".
(19)(b)	Administrative Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasb.htm".
(20)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended, dated March 28, 2002, under document "pimcoasab.htm".
(21)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended September 27, 2002, under document "pioneerfpa.htm".
(22)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended August 1, 2006, under document "putnamasa.htm".
(23)	Fund Participation Agreement with Royce & Associates, as amended February 14, 2002, under document "roycefpa.htm".
(24)	Administrative Services Agreement with Van Eck Securities Corporation, as amended November 3, 1997, under document "vaneckasa.htm".
(25)	Administrative Services Agreement with Waddell & Reed, Inc. dated, December 1, 2000, as amended under document "wadellreedasa.htm".
(26)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended November 15, 2004, under document "wellsfargoasa.htm".
(27)	Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
The following Administrative Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and are hereby incorporated by reference.
(28)	Administrative Services Agreement with Delaware Distributors, L.P., as amended February 5, 2008, under document "delawareasa.htm".
(29)	Administrative Services Agreement with Eaton Vance Variable Trust, dated March 24, 2011 under document "eatonvanceasa.htm".

(30)	Administrative Services Agreement with Goldman, Sachs & Co. dated January 6, 1999, under document "goldmansachsasa.htm".
(31)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009, under document "lazardasa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
(j)	Not Applicable
(k)	Opinion of Counsel – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "opinionofcounsel.htm" and hereby incorporated by reference.
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable
(p)	Not Applicable
(q)	Redeemability Exemption Filed previously with initial registration statement (333-169879) on October 12, 2010, as document ""exhibitq.htm." and hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6

Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	John A. Reese
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
Director	Michael S. Spangler
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on January 13, 2015.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on January 13, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact